UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

7/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Agency - Other – 0.0%
Small Business Administration, 7.64%, 2010	$355,791	$367,346

Asset Backed & Securitized – 4.3%
Commercial Mortgage Acceptance Corp., FRN, 0.999%, 2030 (i)	$24,328,550	$894,592
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,000,000	1,841,206
Daimler Chrysler Auto Trust, “A2B”, 3.391%, 2011	3,000,000	3,009,608
Falcon Franchise Loan LLC, FRN, 3.01%, 2023 (i)(n)	11,067,855	853,435
Ford Credit Auto Owner Trust, 3.657%, 2010	3,000,000	3,011,713
Ford Credit Auto Owner Trust, FRN, 2.787%, 2010	865,246	865,076
Greenwich Capital Commercial Funding Corp., FRN, 5.913%, 2038	2,000,000	1,936,866
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	2,000,000	1,859,305
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.363%, 2043	4,380,726	3,822,015
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,815,459
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	2,500,000	2,169,137
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,011,641	1,010,051
Nationslink Funding Corp., 7.046%, 2031 (n)	2,500,000	2,483,600
Nationslink Funding Corp., 5%, 2031 (z)	2,500,000	2,452,757
Nationstar Home Equity Loan Trust, 2.591%, 2036	1,000,000	974,488
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,940,027
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,875,094

		$33,814,429

Brokerage & Asset Managers – 0.8%
Goldman Sachs Group, Inc., 6.15%, 2018	$2,000,000	$1,926,604
Goldman Sachs Group, Inc., FRN, 2.891%, 2008	1,250,000	1,247,404
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,088,518
Morgan Stanley Group, Inc., 6.625%, 2018	1,532,000	1,418,082

		$6,680,608

Building – 0.6%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,284,144
CRH America, Inc., 8.125%, 2018	1,160,000	1,171,378

		$4,455,522

Business Services – 0.1%
Xerox Corp., 5.65%, 2013	$910,000	$901,560

Cable TV – 0.7%
Comcast Corp., 5.45%, 2010	$2,500,000	$2,539,862
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,653,828
Time Warner Entertainment Co. LP, 7.25%, 2008	500,000	501,233

		$5,694,923

Chemicals – 0.4%
PPG Industries, Inc., 5.75%, 2013	$3,265,000	$3,294,996

Conglomerates – 0.3%
Textron Financial Corp., 5.125%, 2010	$2,600,000	$2,639,819

Consumer Goods & Services – 1.1%
Clorox Co., 5%, 2013	$2,750,000	$2,700,398
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,251,260
Western Union Co., 5.4%, 2011	3,000,000	2,998,743

		$8,950,401

Emerging Market Quasi-Sovereign – 1.1%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$1,543,000	$1,484,309
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	1,457,000	1,401,580
OAO Gazprom, 7.343%, 2013 (z)	100,000	101,250
Pemex Project Funding Master Trust, 9.375%, 2008	1,170,000	1,196,325
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	1,863,000	1,813,630

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Pemex Project Funding Master Trust, 6.625%, 2035		$1,059,000	$1,035,385
Petronas Capital Ltd., 7.875%, 2022		1,158,000	1,386,226

			$8,418,705

Emerging Market Sovereign – 1.1%
Federative Republic of Brazil, 8%, 2018		$183,000	$204,228
Republic of Argentina, FRN, 3.092%, 2012		1,380,625	1,118,189
Republic of Panama, 7.25%, 2015		36,000	38,790
Republic of Panama, 9.375%, 2029		1,486,000	1,944,431
State of Israel, 5.125%, 2014		5,000,000	5,012,285
United Mexican States, 8.3%, 2031		279,000	349,448

			$8,667,371

Energy - Integrated – 0.1%
Petro-Canada, 6.05%, 2018		$904,000	$886,873

Financial Institutions – 1.1%
American Express Centurion Bank, 5.2%, 2010		$2,510,000	$2,506,258
General Electric Capital Corp., 4.8%, 2013		2,120,000	2,088,075
General Electric Co., 5.625%, 2018		530,000	515,435
NYSE Euronext, Inc., 4.8%, 2013		4,000,000	3,956,384

			$9,066,152

Food & Beverages – 1.8%
Cadbury Schweppes PLC, 3.875%, 2008 (n)		$4,505,000	$4,502,806
Diageo Capital PLC, 5.125%, 2012		3,900,000	3,930,315
Diageo PLC, 2.92%, 2009		1,570,000	1,568,149
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)		560,000	563,081
Kraft Foods, Inc., 4.125%, 2009		2,500,000	2,491,237
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,277,297

			$14,332,885

Forest & Paper Products – 0.1%
International Paper Co., 7.95%, 2018		$1,070,000	$1,064,004

Industrial – 0.3%
Eaton Corp., 4.9%, 2013		$2,310,000	$2,301,109

Insurance – 1.4%
Jackson National Life Global Funding, 5.375%, 2013 (z)		$5,000,000	$4,966,710
Metropolitan Life Global Funding, 5.125%, 2013 (n)		230,000	226,786
New York Life Global Funding, 4.65%, 2013 (z)		6,000,000	5,946,726

			$11,140,222

Insurance - Property & Casualty – 0.0%
Chubb Corp., 5.75%, 2018		$290,000	$278,938

International Market Quasi-Sovereign – 4.2%
Canada Housing Trust, 4.6%, 2011	CAD	3,148,000	$3,173,193
Eksportfinans A.S.A., 5.125%, 2011		$3,780,000	3,921,958
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,285,238
KfW Bankengruppe, 5.25%, 2009		$7,470,000	7,615,785
KfW Bankengruppe, 4.875%, 2009		2,800,000	2,863,594
KfW International Finance, Inc., 4.625%, 2008		3,525,000	3,533,855
Landwirtschaftliche Rentenbank, 5.25%, 2012		8,360,000	8,810,721

			$33,204,344

International Market Sovereign – 31.9%
Federal Republic of Germany, 3.75%, 2015	EUR	9,517,000	$14,394,942
Government of Australia, 6.25%, 2015	AUD	1,133,000	1,069,356
Government of Canada, 4.5%, 2015	CAD	4,214,000	4,375,329
Government of Canada, 5.75%, 2033	CAD	704,000	859,115

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.5%, 2012	JPY	2,977,000,000	$28,089,536
Government of Japan, 1.3%, 2014	JPY	2,181,000,000	20,319,465
Government of Japan, 1.7%, 2017	JPY	2,598,000,000	24,627,181
Kingdom of Denmark, 4%, 2015	DKK	7,677,000	1,541,338
Kingdom of Netherlands, 3.75%, 2014	EUR	3,250,000	4,901,701
Kingdom of Spain, 5.35%, 2011	EUR	9,594,000	15,346,146
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,557,982
Province of Ontario, 5%, 2011		$5,000,000	5,191,290
Province of Ontario, 4.75%, 2016		6,000,000	6,051,984
Republic of Austria, 4.65%, 2018	EUR	11,660,000	18,356,300
Republic of France, 4.75%, 2012	EUR	5,214,000	8,240,740
Republic of France, 5%, 2016	EUR	17,548,000	28,290,648
Republic of Ireland, 4.6%, 2016	EUR	17,379,000	27,161,343
United Kingdom Treasury, 5%, 2012	GBP	9,457,000	18,892,061
United Kingdom Treasury, 8%, 2015	GBP	10,364,000	24,484,398

			$253,750,855

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$495,112

Major Banks – 1.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,415,760
Bank of America Corp., 4.9%, 2013		4,300,000	4,164,580
Natixis S.A., 10% to 2018, FRN to 2049 (n)		3,250,000	3,109,376
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	584,046

			$9,273,762

Metals & Mining – 0.5%
Rio Tinto Finance USA Ltd., 5.875%, 2013		$3,690,000	$3,732,679

Mortgage Backed – 19.6%
Fannie Mae, 3%, 2010		$10,994,000	$10,958,478
Fannie Mae, 4.56%, 2010		1,390,457	1,388,199
Fannie Mae, 6.022%, 2010		6,800,000	7,068,223
Fannie Mae, 4.507%, 2011		6,715,681	6,777,734
Fannie Mae, 4.845%, 2013		2,028,347	2,017,795
Fannie Mae, 4.621%, 2014		2,933,113	2,872,353
Fannie Mae, 4.854%, 2014		3,486,352	3,447,175
Fannie Mae, 5.412%, 2014		1,949,966	1,978,614
Fannie Mae, 4.62%, 2015		949,114	922,857
Fannie Mae, 4.925%, 2015		2,115,021	2,088,698
Fannie Mae, 4%, 2016		2,980,606	2,974,413
Fannie Mae, 5.395%, 2016		1,361,995	1,366,005
Fannie Mae, 5.423%, 2016		2,426,978	2,451,180
Fannie Mae, 6%, 2016 - 2034		11,092,050	11,215,776
Fannie Mae, 5.32%, 2017		1,038,601	1,035,529
Fannie Mae, 5.5%, 2017 - 2035		20,329,450	20,202,163
Fannie Mae, 5%, 2018 - 2025		9,377,387	9,387,685
Fannie Mae, 4.5%, 2019		7,981,464	7,755,426
Fannie Mae, 6.5%, 2031		5,088,585	5,308,679
Freddie Mac, 5.5%, 2017 - 2026		14,183,591	14,341,119
Freddie Mac, 6%, 2017 - 2034		2,102,635	2,144,905
Freddie Mac, 5%, 2019 - 2027		21,616,731	21,675,254
Freddie Mac, 4%, 2024		1,127,630	1,127,707
Ginnie Mae, 6%, 2033 - 2036		5,834,359	5,913,406
Ginnie Mae, 5.612%, 2058		4,577,448	4,566,719
Ginnie Mae, 6.36%, 2058		4,469,232	4,596,500

			$155,582,592

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$375,210
TransCapitalInvest Ltd., 5.67%, 2014	104,000	96,215

		$471,425

Network & Telecom – 1.6%
British Telecommunications PLC, 5.15%, 2013	$1,849,000	$1,808,579
Deutsche Telekom International Finance B.V., 8.5%, 2010	2,330,000	2,460,126
France Telecom S.A., 7.75%, 2011	2,330,000	2,481,406
Telecom Italia Capital, 4.875%, 2010	3,000,000	2,977,749
Verizon Communications, Inc, 5.25%, 2013	3,260,000	3,263,361

		$12,991,221

Oil Services – 0.1%
Weatherford International Ltd., 6%, 2018	$962,000	$949,526

Other Banks & Diversified Financials – 2.3%
Citigroup, Inc., 5.5%, 2013	$8,000,000	$7,814,520
Eurohypo AG, 5.125%, 2016	3,140,000	3,235,403
RSHB Capital S.A., 7.125%, 2014 (z)	200,000	197,180
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,000,000	5,071,685
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,705,050

		$18,023,838

Pharmaceuticals – 0.1%
Glaxosmithkline Capital, Inc., 4.85%, 2013	$844,000	$843,937

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$405,699

Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 6.5%, 2018	$2,800,000	$2,740,142

Real Estate – 0.3%
Kimco Realty Corp., 6.875%, 2009	$2,680,000	$2,692,985

Retailers – 0.6%
Macy’s Retail Holdings, Inc., 7.875%, 2015	$2,670,000	$2,654,319
Wesfarmers Ltd., 6.998%, 2013 (z)	2,330,000	2,414,479

		$5,068,798

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$297,755

Supranational – 2.6%
Central American Bank, 4.875%, 2012 (n)	$3,000,000	$2,999,160
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,291,792
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	2,965,614
Inter-American Development Bank, 8.875%, 2009	2,220,000	2,324,868
Inter-American Development Bank, 4.75%, 2012	5,640,000	5,822,341

		$20,403,775

Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 6.8%, 2018	$4,950,000	$4,956,633
Vodafone Group PLC, 7.75%, 2010	3,680,000	3,846,851

		$8,803,484

Tobacco – 0.6%
Philip Morris International, Inc., 4.875%, 2013	$4,620,000	$4,524,329

U.S. Government Agencies – 9.7%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,018,323
Fannie Mae, 6.375%, 2009	4,000,000	4,123,988
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,432,343
Freddie Mac, 6.875%, 2010	6,337,000	6,801,420

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – continued
Freddie Mac, 4.625%, 2012	19,240,000	$19,755,305
Small Business Administration, 5.34%, 2021	4,684,182	4,715,904
Small Business Administration, 6.34%, 2021	1,799,319	1,854,264
Small Business Administration, 6.35%, 2021	2,534,657	2,612,178
Small Business Administration, 6.44%, 2021	1,553,608	1,604,226
Small Business Administration, 6.625%, 2021	2,072,696	2,169,179
Small Business Administration, 4.93%, 2024	1,876,379	1,836,988
Small Business Administration, 5.36%, 2025	2,294,348	2,292,200
Small Business Administration, 5.39%, 2025	1,657,792	1,657,962
U.S. Department of Housing & Urban Development, 5.53%, 2008	11,000,000	11,000,000
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,249,954

		$77,124,234

U.S. Treasury Obligations – 4.3%
U.S. Treasury Bonds, 11.25%, 2015	$7,000,000	$10,134,684
U.S. Treasury Bonds, 10.625%, 2015	7,000,000	10,032,421
U.S. Treasury Notes, 9.875%, 2015	10,000,000	13,939,840

		$34,106,945

Utilities - Electric Power – 2.2%
Dominion Resources, Inc., 6.4%, 2018	$430,000	$436,834
Duke Energy Corp., 5.65%, 2013	1,800,000	1,813,302
E.On International Finance B.V., 5.8%, 2018 (n)	7,000,000	6,876,429
HQI Transelec Chile S.A., 7.875%, 2011	2,926,000	3,138,103
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	1,892,000	1,874,049
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,626,693

		$17,765,410

Utilities - Gas – 0.4%
Keyspan Corp., 7.625%, 2010	$3,000,000	$3,171,192

Total Bonds		$789,379,902

Repurchase Agreements – 0.2%
Merrill Lynch & Co., 2.19%, dated 7/31/08, due 8/01/08, total to be received $1,475,090 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,475,000	$1,475,000

Total Investments (k)		$790,854,902

Other Assets, Less Liabilities – 0.6%		4,500,487

Net Assets – 100.0%		$795,355,389

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $789,379,902 and 99.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,317,550, representing 4.7% of net assets.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	$1,888,803	$1,874,049
Jackson National Life Global Funding, 5.375%, 2013	5/01/08	4,996,100	4,966,710
Nationslink Funding Corp., 5%, 2031	3/07/08	2,431,250	2,452,757
New York Life Global Funding, 4.65%, 2013	5/02/08	5,989,440	5,946,726
OAO Gazprom, 7.343%, 2013	4/02/08	100,000	101,250

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	$2,000,000	$1,940,027
RSHB Capital S.A., 7.125%, 2014	5/21/08	200,000	197,180
Wesfarmers Ltd., 6.998%, 2013	4/03/08	2,330,000	2,414,479

Total Restricted Securities			$19,893,178
% of Net Assets			2.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$779,180,234

Gross unrealized appreciation	$21,082,259
Gross unrealized depreciation	(9,407,591)

Net unrealized appreciation (depreciation)	$11,674,668

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	1,147,899	8/11/08	$1,105,944	$1,079,913	$26,031
SELL	CAD	8,620,203	8/25/08	8,460,719	8,420,382	40,337
BUY	EUR	3,008,179	8/25/08	4,670,800	4,684,388	13,588
SELL	GBP	3,725,684	8/26/08	7,389,559	7,372,846	16,713
SELL	JPY	8,167,172,156	8/26/08	76,060,722	75,810,567	250,155
SELL	SEK	9,536,157	9/30/08	1,581,452	1,570,746	10,706

						$357,530

Depreciation
BUY	DKK	34,294,084	8/12/08	$7,293,277	$7,162,130	$(131,147)
SELL	DKK	42,372,864	8/12/08	8,763,596	8,849,339	(85,743)
SELL	EUR	80,009,925	8/25/08	124,271,102	124,592,819	(321,717)
SELL	GBP	18,154,991	8/26/08	35,568,351	35,927,350	(358,999)

						$(897,606)

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	40	4,593,125	Sep-08	$(2,015)

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 7/31/08 - continued

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
9/20/12	USD	3,210,000	JPMorgan Chase Bank	0.36% (fixed rate)	(1)	$(5,587)
9/20/13	USD	1,250,000	Goldman Sachs International	(2)	0.645% (fixed rate)	(2,883)
9/20/13	USD	750,000	Goldman Sachs International	(2)	0.645% (fixed rate)	(1,716)
9/20/13	USD	2,010,000	Merrill Lynch International	(3)	0.77% (fixed rate)	12,853

						$2,667

(1)	Fund to pay notional amount upon a defined credit event by Fannie Mae, 5.5%, 6/09/33.
(2)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.
(3)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	52.5%
Japan	9.2%
United Kingdom	7.5%
Germany	6.4%
France	5.6%
Canada	3.6%
Ireland	3.5%
Austria	2.4%
Spain	2.0%
Other Countries	7.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.